Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES FROM CONTINUED OPERATIONS
Payroll and related expenses	540,450	192,912	5,555,471	608,029	372,938	650,160
Professional fees	473,017	173,279	1,427,703	327,961	442,795	437,282
General and administrative	18,839	16,884	64,887	121,692	146,207	42,251
Research and development expenses	164,378	96,943	385,785	206,943	362,456
Total Operating Expenses	1,196,684	480,018	7,433,845	1,264,625	1,324,396	1,129,693
LOSS FROM CONTINUING OPERATIONS	(1,196,684)	(480,018)	(7,433,845)	(1,264,625)	(1,324,396)	(1,129,693)
OTHER INCOME (EXPENSE) FROM CONTINUING OPERATIONS
Financing costs including interest	(450)	(153,628)	(38,978)	(431,790)	(490,402)	(540,877)
Change in fair value of convertible bridge notes		(1,343,236)		(1,666,422)	(3,170,236)	1,057,877
Other miscellaneous income				5,000
Loss on equity method investment			100,000			(21,588)
Loss on convertible debt and other liabilities converted to equity			(390,068)		(834,903)
Gain on forgiveness of debt from Paycheck Protection Program	142,942		142,942
Loss on conversion of bridge notes including accrued interest and debt forgiveness		(503,762)	(744,505)	(503,762)
Total Other (Expense) Income	142,492	(2,000,627)	(930,609)	(2,596,974)	(4,495,541)	495,412
Loss from continuing operations before income taxes	(1,054,192)	(2,480,645)	(8,364,454)	(3,861,599)	(5,819,937)	(634,281)
INCOME TAXES
Loss from continuing operations	(1,054,192)	(2,480,645)	(8,364,454)	(3,861,599)	(5,819,937)	(634,281)
DISCONTINUED OPERATIONS:
Income (Loss) from discontinued operations before income taxes		56,056		126,964	957,254	(47,698)
INCOME TAXES
Income (Loss) from discontinued operations		56,056		126,964	957,254	(47,698)
NET LOSS	(1,054,192)	(2,424,588)	(8,364,454)	(3,734,635)	(4,862,683)	(681,979)
PREFERRED STOCK
Series A convertible contractual dividends	(870,204)	(9,074)	(1,583,421)	(26,366)	(35,440)	(36,000)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,924,396)	$ (2,433,633)	$ (9,947,875)	$ (3,761,001)	$ (4,898,123)	$ (717,979)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS: BASIC AND DILUTED:
CONTINUING OPERATIONS	$ (0.06)	$ (1.05)	$ (0.36)	$ (1.69)	$ (1.06)	$ (0.32)
DISCONTINUED OPERATIONS		0.02		0.06	0.17	(0.02)
Earnings Per Share, Basic and Diluted	$ (0.06)	$ (1.03)	$ (0.37)	$ (1.64)	$ (0.88)	$ (0.34)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING: BASIC AND DILUTED	31,452,858	2,365,613	27,318,388	2,296,748	5,522,771	2,079,898